Joint ventures and associated companies	12 Months Ended
Oct. 31, 2022
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Joint ventures and associated companies

Note 12 Joint ventures and associated companies
The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021	October 31 2022	October 31 2021

Carrying amount	$248	$223	$463	$431
Share of:
Net income	$103	$107	$7	$23
We do not have any joint ventures or associated companies that are individually material to our financial results.
Certain of our subsidiaries, joint ventures and associates are subject to regulatory requirements of the jurisdictions in which they operate. When these subsidiaries, joint ventures and associates are subject to such requirements, they may be restricted from transferring to us our share of their assets in the form of cash dividends, loans or advances. As at October 31, 2022, restricted net assets of these subsidiaries, joint ventures and associates were $44 billion (October 31, 2021 – $39 billion).